                               Semi-Annual Report
                               September 30, 1999

                                   Legg Mason

                                    Tax-Free

                                  Income Fund

                             Pennsylvania Tax-Free


                                Navigator Class


                            [LEGG MASON FUNDS LOGO]


                            The Art of Investing/SM/

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

To Our Shareholders,

  We are pleased to provide you with Legg Mason Tax-Free Income Fund's semi-annual report for the Navigator Class of Pennsylvania Tax-Free Income Fund.

  The following table summarizes key statistics for the Navigator Class shares of the Fund, as of September 30, 1999:

                                                    Average        Net Asset Value
                                 SEC Yield*    Weighted Maturity      Per Share
                                 -----------   -----------------   ---------------
      Pennsylvania Tax-Free         4.72%         15.38 Years            $15.64

  The Fund seeks a high level of current income exempt from federal income tax and Pennsylvania personal income tax. The Fund purchases only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's, or which are judged by the investment adviser to be of comparable quality. Moody's ratings of securities currently owned by the Fund are:

                                              Pennsylvania
                                                Tax-Free
                                              -------------
                   Aaa                                70.9%
                   Aa                                 22.1
                   A                                   1.4
                   Baa                                  --
                   Short-term securities               5.6

  In common with most other bond funds, net asset values per share of the Fund have declined over the past year in response to rising interest rates. For the six months ended September 30, 1999, the Fund's total return was -2.82%. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Past performance does not guarantee future results.

  Normally, the average weighted maturity for the Fund will be kept within a range of 12 to 24 years. Because of the relatively long average weighted maturities, the Fund offers potentially higher yields than short-term and intermediate-term tax-free bond funds. However, the net asset values per share typically will decline more when interest rates rise and gain more when interest rates fall than net asset values per share of tax-free bond funds with short- and intermediate-term average weighted maturities.

  With less than three months to go until the end of the century, attention continues to focus on the Year 2000 issue. As you know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. We believe the Year 2000 date change will have no adverse impact on Legg Mason's ability to service its clients. We are on target to complete this important project. Industry-wide testing sponsored by the Securities Industry Association ("SIA") was conducted in March and April of 1999, with Legg Mason, its brokerage subsidiaries and primary vendors actively participating and achieving positive results.

---------
*The SEC yield reported is for the 30 days ended September 30, 1999. If no fees had been waived by the Adviser, the 30-day SECyield would have been 4.37%.

  Legg Mason's Year 2000 Project has four phases. The Inventory Phase and the Assessment Phase are already complete. The Remediation Phase and the Testing Phase are currently underway and on target. Renovation and replacement of existing internal systems, where necessary, is also complete, and all of our critical vendors have certified their Year 2000 compliance. Most noncritical vendors have also certified their Year 2000 compliance, and we expect the remaining vendors to certify their compliance shortly. Although individual customer testing will not be available, we have successfully tested models representing all forms of accounts maintained at Legg Mason, including the Fund's shareholder accounts.



                                  Sincerely,


                                  /s/ John F. Curley, Jr.

                                  John F. Curley, Jr.
                                  Chairman
October 27, 1999

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 1999 (Unaudited)
(Amounts in Thousands)

Pennsylvania Tax-Free Income Trust

                                                                       Rate       Maturity Date   Par          Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 93.2%
   Allegheny County Hospital Development Authority,
    Children's Hospital Refunding
    (MBIA insured)                                                     6.875%         7/1/14    $ 1,000       $ 1,018

   Allegheny County Hospital Development Authority,
    Presbyterian University Health System, Inc.
    Series 1992-B Refunding (MBIA insured)                              6.00%         11/1/23     1,250         1,258

   Allegheny County Pennsylvania Higher Education
    Duquesne University Project Refunding
    (AMBAC insured)                                                    5.125%         3/1/13      1,000           972

   Allegheny County, Airport Revenue 1992-B AMT
    (FSA insured)                                                      6.625%         1/1/22      1,000         1,054

   Allegheny County, Baldwin-Whitehall School
    District, GO, Series 1992-A (Pre-refunded 8/15/02)
    (FGIC insured)                                                      6.60%         8/15/10     1,000         1,063/A/

   Allegheny County, West Jefferson Hills School
    District, GO (Pre-refunded 2/1/01)
    (FGIC insured)                                                      7.10%         2/1/11      1,000         1,038/A/

   Beaver County, Ohio Edison Company
    IDA PCR Refunding (FGIC insured)                                    7.00%         6/1/21      1,000         1,055

   Berks County, Pennsylvania, GO, Series 1995
    Refunding (FGIC insured)                                            5.85%         11/15/18    1,000         1,007

   Bucks County, Council Rock School District, GO
    (Pre-refunded 3/1/01) (FGIC insured)                                6.75%         3/1/11        250           259/A/

   Chester County Health and Education Facilities
    Authority, Jefferson Health System Revenue Bonds,
    Series 1997 B                                                      5.375%         5/15/27     1,500         1,344

   Commonwealth of Pennsylvania, GO
    First Series                                                       6.125%         9/15/03     1,000         1,053
    Second Series (Pre-refunded 11/1/01)                                6.50%         11/1/09     1,000         1,060/A/

   Deer Lakes School District, Pennsylvania, GO
    (MBIA insured)                                                      6.45%         1/15/19     1,750         1,877

   Delaware County Authority, University Revenue,
    Villanova University (Pre-refunded 8/1/01)
    (MBIA insured)                                                      6.85%         8/1/11        500           524/A/

   Delaware County, GO (Pre-refunded 11/15/02)                          6.00%         11/15/22    1,000         1,048/A/

   Delaware County, GO Refunding                                        6.00%         11/15/22      220           225

   Delaware River Port Authority (FGIC insured)                         5.50%         1/1/26      1,000           973

   Erie County, Pennsylvania, Sewer Authority,
    Sewer Revenue Bonds, Series 1997
    (Pre-refunded 6/1/07) (AMBAC insured)                              5.625%         6/1/17      2,000         2,106/A/


                                                                       Rate        Maturity Date   Par          Value
------------------------------------------------------------------------------------------------------------------------------------
   Lehigh County, Pennsylvania, Power & Light
    Company Project IDA PCR 1994, Series A
    Refunding (MBIA insured)                                            5.50%        2/15/27    $ 1,000       $   945

   Montgomery County Higher Education and
    Health Authority, Saint Joseph's University
    Revenue, Series 1992 Refunding
    (Connie Lee insured)                                                6.25%        12/15/04       500           533

   Montgomery County, GO, Series 1997                                   5.35%        9/15/17      1,000           972

   Montgomery County, Philadelphia Electric
    Company IDA PCR, Series 1991-B, Refunding
    (MBIA insured)                                                      6.70%        12/1/21      1,500         1,591

   Montgomery County, Upper Gwynedd-Towamencin
    Guaranteed Sewer Revenue, Series 1991-A
    (MBIA insured)                                                      6.75%        10/15/06       250           262

   Montgomery Township Municipal Sewer Authority,
    Guaranteed Sewer Revenue, Series 1991-A
    (MBIA insured)                                                      6.70%        5/15/21        250           254

   Northampton County Higher Education Authority,
    Lehigh University Revenue, Series 1996-B
    (MBIA insured)                                                      5.25%        11/15/21     2,500         2,303

   Penn Cambria, Pennsylvania School District,
    GO (FGIC insured)                                                   4.75%        8/15/15      1,000           892

   Pennsylvania Economic Development Revenue IDA
    Series 1991-A (Pre-refunded 7/1/01)                                 7.00%        1/1/11       1,000         1,066/A/
    Series 1994-A Refunding (AMBAC insured)                             5.50%        1/1/14       2,525         2,498

   Pennsylvania Higher Education Assistance Agency,
    Student Loan Revenue AMT, Series 1991-C
    (AMBAC insured)                                                     7.15%        9/1/21       1,000         1,097

   Pennsylvania Higher Educational Facilities Authority,
    Drexel University Revenue Bonds, Series 1998
    (MBIA insured)                                                     4.625%        7/15/30      2,000         1,597

   Pennsylvania Higher Educational Facilities Authority,
    University of Pennsylvania Revenue Bonds,
    Series 1998                                                         4.50%        7/15/16      1,750         1,486

   Pennsylvania Higher Educational Facilities Authority,
    Bryn Mawr College Revenue Bonds (MBIA insured)                     5.625%        12/1/27        500           486

   Pennsylvania Higher Educational Facilities Authority,
    Temple University Revenue, First Series
    (Pre-refunded 4/1/01) (MBIA insured)                                6.50%        4/1/21         250           263/A/

   Pennsylvania Higher Educational Facilities Authority,
    University Revenue, Series H (AMBAC insured)                       5.375%        6/15/18      1,000           960

Legg Mason Tax-Free Income Fund


Pennsylvania Tax-Free Income Trust -- Continued

                                                                       Rate        Maturity Date   Par          Value
------------------------------------------------------------------------------------------------------------------------------------
   Pennsylvania Higher Educational Facilities Authority,
    University Revenue, University of Pennsylvania,
    Series 1996-A Refunding                                             5.75%           1/1/22   $ 1,000       $   932

   Pennsylvania Higher Education, University
    of Pittsburgh, Series 1997-A (FGIC insured)                         5.125%          6/1/22     1,000           910

   Pennsylvania Housing Finance Agency,
    Rental Housing, Series 1992-C
    (Fannie Mae insured)                                                6.50%           7/1/23       750           786

   Pennsylvania Housing Finance Agency,
    Rental Housing, Series 1993-C
    (Fannie Mae insured)                                                5.80%           7/1/22     1,000           990

   Pennsylvania Housing Finance Agency,
    Single Family Mortgage, Series 1991-32, Refunding                   7.15%           4/1/15       435           451

   Pennsylvania Housing Finance Agency,
    Single Family Mortgage, Series 1992-33                              6.90%           4/1/17       280           290

   Pennsylvania Intergovernmental Co-op Authority,
    Special Tax Revenue Refunding (FGIC insured)                        4.75%           6/15/23    1,550         1,306

   Pennsylvania Intergovernmental Co-op Authority
    (Pre-refunded 6/15/03) (MBIA insured)                               5.60%           6/15/15    1,000         1,040/A/

   Pennsylvania Intergovernmental Co-op Authority
    (Pre-refunded 6/15/03) (MBIA insured)                               5.60%           6/15/16    2,000         2,081/A/

   Pennsylvania State University Refunding                              5.50%           8/15/16    1,000           986

   Pennsylvania State University, Series A, Refunding                   5.10%           3/1/18     1,500         1,380

   Pennsylvania Turnpike Commission, Oil Franchise
    Tax Subordinated Revenue Bonds, Series B of 1998
    (AMBAC insured)                                                     4.75%           12/1/27    2,000         1,664

   Pennsylvania Turnpike Commission Revenue, Series N                   5.50%           12/1/17    1,000           966

   Philadelphia Gas Works, Series B (MBIA insured)                      7.00%           5/15/20      500           570

   Philadelphia Hospitals and Higher Education
    Facilities Authority, Hospital Revenue Refunding,
    Children's Hospital, Series 1993 A                                  5.00%           2/15/21    1,000           878

   Philadelphia Municipal Authority,
    Justice Lease Revenue, Series 1991-B
    (Pre-refunded 11/15/01) (FGIC insured)                              7.00%           11/15/04     500           538/A/
    (Pre-refunded 11/15/01) (FGIC insured)                              7.10%           11/15/05     500           539/A/

   Philadelphia Water and Wastewater Refunding,
    Series 1998 (AMBAC insured)                                         5.25%           12/15/12   1,000           997

   Philadelphia Water and Wastewater Revenue
    (MBIA insured)                                                      5.60%           8/1/18     2,000         1,961

   Pittsburgh (City of), Pennsylvania, GO
    (AMBAC insured)                                                     5.25%           9/1/18     2,000         1,885


                                                                        Rate       Maturity Date    Par          Value
------------------------------------------------------------------------------------------------------------------------------------
   Sayre, PA, Health Care Revenue
    Volunteer  Hospital Authority, Guthrie
    Healthcare System (AMBAC insured)                                   7.20%         12/1/20     $   500       $   534

   Schuylkill County, Pennsylvania, Charity
    Obligation Group IDA, Series A                                      5.00%         11/1/28         500           430

   Somerset County General Authority,
    Commonwealth Lease Revenue
    (Pre-refunded 10/15/01) (FGIC insured)                              7.00%         10/15/13        500           528/A/

   Swarthmore Borough Authority, Swarthmore
    College Refunding Revenue, Series 1992
    (Pre-refunded 9/15/02)                                              6.00%         9/15/12         180           192/A/
    (Pre-refunded 9/15/02)                                              6.00%         9/15/20         370           394/A/
    Unrefunded balance                                                  6.00%         9/15/12         820           854
    Unrefunded balance                                                  6.00%         9/15/20       1,630         1,647

   Union County, Pennsylvania, Higher Educational
    Facilities Financing Authority, University Revenue
    Bonds (Bucknell University), Series of 1998
    (MBIA insured)                                                      4.50%         4/1/18        1,000           848

   University of Pittsburgh 1997-B Refunding
    (MBIA insured)                                                      5.00%         6/1/21        1,000           894

   University of Pittsburgh, Series 1992-A
    (MBIA insured)                                                     6.125%         6/1/21          350           357

   University of Pittsburgh, Series 1992-A
    (Pre-refunded 6/1/02) (MBIA insured)                               6.125%         6/1/21          650           691/A/

   Upper St. Clair Township School District
    Allegheny County, PA, GO Bonds, Series of 1997                      5.20%         7/15/27       1,150         1,048

   Washington County Hospital Authority, Hospital
    Refunding Revenue, Shadyside Hospital Project,
    Series 1992
    Refunding (Pre-refunded 12/15/02)
    (AMBAC insured)                                                     6.00%         12/15/18      1,000         1,067/A/

   Westmoreland County, GO (AMBAC insured)                                 0%         8/1/13        2,000           927/B/

   Westmoreland County, GO (AMBAC insured)                                 0%         8/1/14        2,475         1,075/B/
                                                                                                                -------
   Total Municipal Bonds (Identified Cost -- $68,013)                                                            68,775
------------------------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations/C/ - 5.6%

   Allegheny County Hospital Development Authority
    (Presbyterian Hospital), Series B2                                  3.85%         10/7/99         400           400

   Allegheny County Hospital Development Authority
    (Presbyterian Hospital), Series D                                   3.85%         10/7/99         800           800

Legg Mason Tax-Free Income Fund


Pennsylvania Tax-Free Income Trust -- Continued


                                                                                                  Par          Value
------------------------------------------------------------------------------------------------------------------------------------
   Allegheny County Hospital Development Authority
    (Presbyterian Hospital), Series C                                   3.85%         10/7/99   $   100       $   100

   Pennsylvania Higher Educational Facilities Authority,
    Carnegie Mellon University, Series 1995-C                           3.90%         10/1/99       500           500

   Pennsylvania Higher Educational Facilities Authority,
    Carnegie Mellon University, Series 1995 D                           3.90%         10/1/99       300           300

   Pennsylvania Higher Educational Facilities Authority,
    Carnegie Mellon University, Series 1995-A                           3.90%         10/1/99       750           750

   Philadelphia, Pennsylvania, Hospitals and Higher
    Education Children's Hospital Project, Series A                     3.90%         10/1/99     1,000         1,000

   Philadelphia, Pennsylvania, Hospitals and Higher
    Education Children's Hospital of Philadelphia
    Project                                                             3.90%         10/1/99       300           300
                                                                                                              -------
   Total Variable Rate Demand Obligations
    (Identified Cost - $4,150)                                                                                  4,150
------------------------------------------------------------------------------------------------------------------------------------
   Total Investments -- 98.8% (Identified Cost -- $72,163)                                                     72,925
   Other Assets Less Liabilities -- 1.2%                                                                          916
                                                                                                              -------
   Net assets consisting of:
   Accumulated paid-in capital applicable to:
    4,716 Primary shares outstanding                                                            $73,453
        4 Navigator shares outstanding                                                               72
   Accumulated net realized gain/(loss) on investments                                             (446)
   Unrealized appreciation/(depreciation) of investments                                            762
                                                                                                -------
   Net assets -- 100.0%                                                                                       $73,841
                                                                                                              =======
   Net asset value, redemption price and maximum offering price per share:/D/

    Primary Class                                                                                              $15.64
                                                                                                              =======
    Navigator Class                                                                                            $15.64
                                                                                                              =======
------------------------------------------------------------------------------------------------------------------------------------

/A/ Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
/B/ Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/C/ The rate shown is the rate as of September 30, 1999, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.
/D/ Sales charges are being waived for the period November 1, 1997 to July 31, 2000. If the sales charge were in effect, the maximum offering price at September 30, 1999, would have been $16.08. The Navigator Class has no sales charge.

A guide to abbreviations follows Sector Diversification.

See notes to financial statements.

Sector Diversification
Legg Mason Tax-Free Income Fund
September 30, 1999 (Unaudited)
(Amounts in Thousands)


                                               Pennsylvania Tax-Free
                                                    Income Trust
                                               ---------------------
                                                 % of      Market
                                               Net Assets   Value
--------------------------------------------------------------------
Education Revenue                                22.0     $16,212
Escrowed                                          6.0       4,449
General Obligation--Local                         5.5       4,090
General Obligation--School                        2.6       1,940
General Obligation--State                         1.4       1,053
Health Care and Hospital Revenue                  8.7       6,396
Housing Revenue                                   3.4       2,516
Other                                             1.8       1,306
Pre-Refunded Bonds                               21.0      15,497
Small Business Administration Revenue             3.4       2,498
Student Loan Revenue                              1.5       1,097
Transportation Revenue                            6.3       4,657
Utility                                           4.9       3,591
Water and Sewer Revenue                           4.7       3,473
Short-Term Investments                            5.6       4,150
Other Assets Less Liabilities                     1.2         916
                                                -----     -------
                                                100.0     $73,841
                                                =====     =======

       _________________________________________________________________


Guide to Investment Abbreviations
Legg Mason Tax-Free Income Fund

AMBAC       AMBAC Indemnity Corporation
AMT         Alternative Minimum Tax
CONNIE LEE  Connie Lee Insurance Company
FNMA        Fannie Mae
FGIC        Financial Guaranty Insurance Company
FSA         Financial Security Assurance
GO          General Obligation
HOC         Housing Opportunities Commission
IDA         Industrial Development Authority
LT          Limited Tax
MBIA        Municipal Bond Insurance Association
PCR         Pollution Control Revenue
PSFG        Permanent School Fund Guaranty

   Statements of Operations
   Legg Mason Tax-Free Income Fund
   (Amounts in Thousands)  (Unaudited)


                                                          Six Months Ended 9/30/99
                                                          -------------------------
                                                                Pennsylvania
                                                                  Tax-Free
                                                                Income Trust
   --------------------------------------------------------------------------------
Investment Income:
   Interest                                                         $2,093
                                                                   -------
Expenses:
   Investment advisory fee                                             208
   Distribution and service fees                                        94
   Transfer agent and shareholder servicing expense                     12
   Audit and legal fees                                                 18
   Custodian fee                                                        41
   Registration fees                                                     1
   Reports to shareholders                                               4
   Trustees' fees                                                        2
   Other expenses                                                        1
                                                                   -------
                                                                       381
     Less:  Fees waived                                               (132)
         Compensating balance credits                                   --
                                                                   -------
     Total expenses, net of waivers and compensating
     balance credits                                                   249
                                                                   -------
   Net Investment Income                                             1,844
                                                                   -------

Net Realized and Unrealized Gain/(Loss) on Investments
   Realized gain/(loss) on investments                                (436)
   Change in unrealized appreciation/(depreciation) of investments  (3,643)
                                                                   -------
   Net Realized and Unrealized Gain/(Loss) on Investments           (4,079)
   --------------------------------------------------------------------------------
   Change in Net Assets Resulting From Operations                  $(2,235)
   --------------------------------------------------------------------------------

   See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

                                                                             Pennsylvania
                                                                               Tax-Free
                                                                             Income Trust
                                                                        -----------------------
                                                                         Six Months       Year
                                                                            Ended        Ended
                                                                           9/30/99      3/31/99
   ----------------------------------------------------------------------------------------------------
                                                                         (Unaudited)
Change in Net Assets:
   Net investment income                                                  $  1,844    $  3,426
   Net realized gain/(loss) on investments                                    (436)        171
   Change in unrealized appreciation/(depreciation) of investments          (3,643)        198
   ----------------------------------------------------------------------------------------------------
   Change in net assets resulting from operations                           (2,235)      3,795
   Distributions to shareholders:
     From net investment income:
      Primary Class                                                         (1,842)     (3,413)
      Navigator Class                                                           (3)        (13)
     From net realized gain on investments:
      Primary Class                                                            (79)       (189)
      Navigator Class                                                           --          (1)
   Change in net assets from Fund share transactions:
      Primary Class                                                          2,834       6,867
      Navigator Class                                                         (204)        186
   ----------------------------------------------------------------------------------------------------
   Change in net assets                                                     (1,529)      7,232
Net Assets:
   Beginning of period                                                      75,370      68,138
   ----------------------------------------------------------------------------------------------------
   End of period                                                          $ 73,841    $ 75,370
   ----------------------------------------------------------------------------------------------------

   See notes to financial statements.

Financial Highlights
Legg Mason Tax-Free Income Fund

  Contained below is per share operating performance data for a Navigator Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                   Investment Operations                              Distributions
                                            --------------------------------------    -------------------------------------------
                                                                                                      From
                                 Net Asset     Net       Net Realized    Total          From           Net
                                  Value,    Investment  and Unrealized    From           Net         Realized
                                 Beginning    Income    Gain (Loss) on  Investment    Investment      Gain on            Total
                                 of Period    (Loss)      Investments   Operations      Income      Investments     Distributions
   ------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Income Trust
   Six Months Ended
     Sept. 30, 1999*               $16.53     $.41/C/       $(.87)        $(.46)        $(.41)         $(.02)           $(.43)
   Years Ended Mar. 31,
     1999                           16.48      .84/C/         .10           .94          (.84)          (.05)            (.89)
     1998/F/                        16.44      .05/C/         .04           .09          (.05)            --             (.05)
   ------------------------------------------------------------------------------------------------------------------------------

                                                                            Ratios/Supplemental Data
                                               ----------------------------------------------------------------------------------
                                                                                            Net
                                Net Asset                     Total           Net        Investment                Net Assets,
                                  Value,                     Expenses       Expenses      Income      Portfolio      End of
                                  End of       Total        to Average     to Average    to Average   Turnover       Period
                                  Period       Return     Net Assets/A/  Net Assets/B/   Net Assets     Rate     (in thousands)
   ------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Income Trust
   Six Months Ended
     Sept. 30, 1999*                $15.64     (2.82)%/D/    .44%/C,E/     .44%/C,E/     5.01%/C,E/   30.9%/E/      $ 66
   Years Ended Mar. 31,
     1999                            16.53      5.79%        .46%/C/       .45%/C/       5.04%/C/     10.6%          277
     1998/F/                         16.48       .55%/D/     .45%/C,E/     .45%/C,E/     4.82%/C,E/   14.1%/E/        90
   ------------------------------------------------------------------------------------------------------------------------------

/A/Pursuant to Securities and Exchange Commission regulations, this ratio reflects total expenses before compensating balance credits.
/B/This ratio reflects total expenses reduced by the impact of compensating balance credits and voluntary expense waivers described below.
/C/Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.45% until July 31, 2000. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended September 30, 1999, 0.79%; and for the years ended March 31, 1999, 0.75%; and 1998,
   0.75%.
/D/Not annualized.
/E/Annualized.
/F/For the period March 10, 1998 (commencement of sale of Navigator Class) to
   March 31, 1998.
*  Unaudited.

See notes to financial statements.

   Notes to Financial Statements
   Legg Mason Tax-Free Income Fund
   (Amounts in Thousands)  (Unaudited)
   ----------------------------------------------------------------------------

1. Significant Accounting Policies:

      The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified.

      Pennsylvania Tax-Free consists of two classes of shares: Primary Class, offered to retail investors since August 1, 1991, and Navigator Class, offered since March 10, 1998.Information about the Primary Class is contained in a separate report to its shareholders. The Navigator Classes of Maryland Tax-Free and Tax-Free Intermediate have not commenced operations. The income and expenses of a Fund are allocated proportionately to the two classes of shares except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

   Security Valuation

      Portfolio securities are valued based upon market quotations obtained from an independent pricing service. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

      Pennsylvania Tax-Free follows an investment policy of investing primarily in municipal obligations of the Commonwealth of Pennsylvania. Economic changes affecting Pennsylvania and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   Investment Income and Distributions to Shareholders

      Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and paid monthly. When available, net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At September 30, 1999, accrued dividends payable for Pennsylvania Tax-Free were $155.

   ---------------------------------------------------------------------------


   Security Transactions

      Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At September 30, 1999, receivables for securities sold and payables for securities purchased for the Fund were as follows:

                            Receivable for       Payable for
                           Securities Sold  Securities Purchased
   -------------------------------------------------------------
   Pennsylvania Tax-Free          $40                $ --

   Federal Income Taxes

      No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

   Use of Estimates

      Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Other

      Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce each Fund's expenses.

2. Investment Transactions:

      For the six months ended September 30, 1999, investment transactions (excluding short-term investments) were as follows:

                          Purchases     Proceeds From Sales
   -------------------------------------------------------------
   Pennsylvania Tax-Free   $12,715            $10,943

      At September 30, 1999, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for the Fund were as follows:

                                                               Net Appreciation/
                             Cost   Appreciation  Depreciation  (Depreciation)
   -----------------------------------------------------------------------------
   Pennsylvania Tax-Free    $72,163    $2,060       $(1,298)          $762

   ----------------------------------------------------------------------------
3. Repurchase Agreements:

      All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Fund's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Fund's investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

4. Transactions With Affiliates:

      The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. ("Adviser"). Pursuant to the agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of the Fund's average daily net assets.

   The Adviser has agreed to waive its fees in any month to the extent the Fund's Navigator Class expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of that Class's average net assets. The following chart shows the annual rate of management fees; expense limits and their expiration dates; total management fees waived; and management fees payable for the Navigator Class of the Fund:

                                                                                            Six Months
                                                                                              Ended                    At
                                                                                        September 30, 1999     September 30, 1999
                                                                                        -----------------------------------------
                                Advisory       Expense        Expense Limitation             Advisory               Advisory
   Fund                           Fee         Limitation        Expiration Date            Fees Waived            Fees Payable
   -------------------------------------------------------------------------------------------------------------------------------

   Pennsylvania Tax-Free         0.55%          0.45%        July 31, 2000, or until          $132                    $7
                                                                net assets reach
                                                                  $125 million


      Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the Fund pursuant to an administration agreement with the Adviser. The Adviser pays LMFA a fee, computed daily and payable monthly, at an annual rate of 0.05% of the Fund's average daily net assets.

      Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee, based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                       At September 30, 1999
                                                      ------------------------
                           Distribution     Service   Distribution and Service
   Fund                        Fee            Fee           Fees Payable
   ----------------------------------------------------------------------------
   Pennsylvania Tax-Free      0.125%        0.125%              $15

   -----------------------------------------------------------------------------

      Legg Mason also has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason $2 for the six months ended September 30, 1999.

      The Adviser, LMFA and Legg Mason are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:

      The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the six months ended September 30, 1999, the Fund had no borrowings under the line of credit.

6. Fund Share Transactions:

      At September 30, 1999, there were unlimited shares authorized at $.001 par value for the Navigator Class of Pennsylvania Tax-Free. Share transactions were as follows:

                                                                        Reinvestment
                                                  Sold                of Distributions         Repurchased           Net Change
                                             ---------------       ---------------------   -------------------   ------------------
                                             Shares   Amount       Shares       Amount     Shares     Amount     Shares     Amount
   ---------------------------------------------------------------------------------------------------------------------------------
   Pennsylvania Tax-Free
   -- Primary Class
      Six Months Ended Sept. 30, 1999         529    $ 8,506         88         $1,412     (443)    $ (7,084)      174     $2,834
      Year Ended March 31, 1999               938     15,546        157          2,609     (681)     (11,288)      414      6,867
   -- Navigator Class
      Six Months Ended Sept. 30, 1999          --    $    --         --         $   --      (13)    $   (204)      (13)    $ (204)
      Year Ended March 31, 1999                23        373       N.M.              4      (11)        (191)       12        186
   ---------------------------------------------------------------------------------------------------------------------------------
   N.M. - Not meaningful.

Investment Manager
   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

Investment Adviser
   Legg Mason Capital Management, Inc.
   Baltimore, MD

Board of Trustees
   John F. Curley, Jr., Chairman
   Edmund J. Cashman, Jr., President
   Richard G. Gilmore
   Arnold L. Lehman
   Dr. Jill E. McGovern
   G. Peter O'Brien
   T. A. Rodgers
   Edward A. Taber, III

Transfer and Shareholder Servicing Agent
   Boston Financial Data Services
   Boston, MA

Custodian
   State Street Bank & Trust Company
   Boston, MA

Counsel
   Kirkpatrick & Lockhart LLP
   Washington, D.C.

Independent Accountants
   PricewaterhouseCoopers LLP
   Baltimore, MD

   This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
                  -------------------------------------------
                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 . 539 . 0000

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